COMMITMENTS AND CONTINGENT LIABILITIES - Narrative (Details)		6 Months Ended
	Dec. 16, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Other Commitments [Line Items]
Short-term guarantee issued by bank		$ 11,000
Long-term guarantee issued by bank		2,999,000
OSR Group
Other Commitments [Line Items]
Loss contingency		0
OSR Group | Monetary Damages
Other Commitments [Line Items]
Damages sought	$ 2,600,000,000
OSR Group | Exemplary Damages
Other Commitments [Line Items]
Damages sought	$ 5,200,000,000
Royalty
Other Commitments [Line Items]
Remaining contingent obligation of royalties		$ 730,000
IIA
Other Commitments [Line Items]
Percentage of grants received representing maximum royalties due		1
Percentage of grants received representing maximum royalties due if sales are generated by producing products outside of Israel		3
Expenses related to royalties		$ 0	$ 0
IIA | Maximum
Other Commitments [Line Items]
Percentage of sales of products developed representing royalties required to be paid		0.05
IIA | Minimum
Other Commitments [Line Items]
Percentage of sales of products developed representing royalties required to be paid		0.03
BIRD
Other Commitments [Line Items]
Percentage of sales of products developed representing royalties required to be paid		0.05
Percentage of grants received representing maximum royalties due		1.50
Expenses related to royalties		$ 0	$ 0
BIRD | Royalty
Other Commitments [Line Items]
Remaining contingent obligation of royalties		$ 433,000